UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Southpaw Asset Management LP
Address: Two Greenwich Office Park
         Greenwich, Connecticut  06831

13F File Number:  028-12926

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kevin Wyman
Title:     Managing Member of the GP, Southpaw Holdings LLC
Phone:     203.862.6200

Signature, Place, and Date of Signing:

 /s/    Kevin Wyman     Greenwich, Connecticut     February 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    19

Form 13F Information Table Value Total:    $152,160 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APPLIED MICRO CIRCUITS CORP    COM NEW          03822W406      101    15000 SH       SOLE                    15000        0        0
ARCHER DANIELS MIDLAND CO      NOTE 0.875% 2/1  039483AW2     4965  4940000 PRN      SOLE                  4940000        0        0
ARVINMERITOR INC               FRNT 4.625% 3/0  043353AF8    17544 23708000 PRN      SOLE                 23708000        0        0
BOISE INC                      COM              09746Y105      152    21300 SH       SOLE                    21300        0        0
CHARMING SHOPPES INC           COM              161133103      245    50000 SH       SOLE                    50000        0        0
D R HORTON INC                 NOTE 2.000% 5/1  23331ABB4     5825  5000000 PRN      SOLE                  5000000        0        0
EMCORE CORP                    COM              290846104       69    80000 SH       SOLE                    80000        0        0
EQUINIX INC                    NOTE 2.500% 4/1  29444UAF3     9895  9560000 PRN      SOLE                  9560000        0        0
JEFFERIES GROUP INC NEW        COM              472319102     2855   207600 SH  PUT  SOLE                   207600        0        0
MAGNACHIP SEMICONDUCTOR CORP   COM              55933J203    17641  2358465 SH       SOLE                  2358465        0        0
MCMORAN EXPLORATION CO         NOTE 5.250%10/0  582411AL8    27098 24719000 PRN      SOLE                 24719000        0        0
MERITOR INC                    COM              59001K100       80    15000 SH       SOLE                    15000        0        0
MYLAN INC                      NOTE 1.250% 3/1  628530AG2    24897 24712000 PRN      SOLE                 24712000        0        0
SONUS NETWORKS INC             COM              835916107      120    50000 SH       SOLE                    50000        0        0
TEXAS INDS INC                 COM              882491103     1382    44900 SH  PUT  SOLE                    44900        0        0
ULTRALIFE CORP                 COM              903899102      162    40400 SH       SOLE                    40400        0        0
UNITED RENTALS NORTH AMER IN   NOTE 1.875%10/1  911365AH7    19968 14534000 PRN      SOLE                 14534000        0        0
VORNADO RLTY L P               DEB 3.875% 4/1   929043AC1    18689 18278000 PRN      SOLE                 18278000        0        0
YRC WORLDWIDE INC              COM PAR $.01     984249607      472    47377 SH       SOLE                    47377        0        0